Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue based on Product Categories and Customer Class
We disaggregate our revenue based on product type and customer class as shown in the tables below for the years ended December 31, 2022, 2021 and 2020:

(in thousands)	2022	2021	2020
Consumables and related revenues	$1,029,791	$1,027,215	$774,234
Instruments	96,436	116,449	129,742
Molecular Diagnostics	1,126,227	1,143,664	903,976
Consumables and related revenues	859,133	959,093	841,201
Instruments	156,158	148,900	125,169
Life Sciences	1,015,291	1,107,993	966,370
Total	$2,141,518	$2,251,657	$1,870,346
Additionally, we disaggregate our revenue based on the product categories as shown in the tables below for the years ended December 31, 2022, 2021 and 2020:

(in thousands)	2022	2021	2020
Sample technologies	$796,932	$850,636	$803,867
Diagnostic solutions	660,879	638,759	460,757
PCR / Nucleic acid amplification	390,804	433,972	363,552
Genomics / NGS	224,797	245,066	165,570
Other	68,106	83,224	76,600
Total	$2,141,518	$2,251,657	$1,870,346